Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Lakeshore Group’s intangible assets are presented below:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Cost
Patents	79,608,000	79,608,000	$11,220,296
Licenses, software and laboratory information system	10,435,478	10,435,478	1,470,821
Land use rights	67,181,860	67,181,860	9,468,902
Total Cost	157,225,338	157,225,338	22,160,019
Less: Accumulated Amortization	(79,168,546)	(85,980,002)	(12,118,393)
Intangible Assets, net	78,056,792	71,245,336	$10,041,626